Discounted Future Net Cash Flows (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2014		Dec. 31, 2011
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows	$ 3,077,065	[1]	$ 2,910,511	[1]	$ 4,722,142	[1]	$ 2,885,485
Maximum [Member] | Texas Margin Tax [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Franchise effective tax rate	0.70%		0.70%
Noncontrolling Interest [Member] | Previous Owners [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows	$ 1,529,216		$ 1,113,453		$ 2,756,848

[1]	Includes $2,756,848, $1,529,216 and $1,113,453 attributable to both noncontrolling interests and previous owners for the years ended December 31, 2014, 2013 and 2012, respectively.